OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Liabilities [Abstract]
OTHER LIABILITIES

NOTE 13 – OTHER LIABILITIES

USDm	2018	2017
Partners and commercial managements	1.2	1.4
Accrued operating expenses	9.1	8.5
Accrued interest	4.6	5.2
Wages and social expenses	16.1	16.3
Derivative financial instruments	3.4	-
Payables to joint ventures	0.1	0.1
Other	2.0	2.3
Balance as of 31 December	36.5	33.8

The carrying amount is a reasonable approximation of fair value due to the short-term nature of the receivables. Please refer to note 20 for further information on fair value hierarchies.